As filed with the Securities and Exchange Commission on December 3, 2015

Securities Act Registration No. 33-41692

Investment Company Act Registration No. 811-06351

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 40	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 42	☒
(Check appropriate box or boxes)

GREEN CENTURY FUNDS

(Exact Name of Registrant as Specified in Charter)

114 State Street, Suite 200

Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 617-482-0800

Kristina A. Curtis, Green Century Capital Management, Inc.

114 State Street, Suite 200, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

Copy to:

Constance Dye Shannon, UMB Fund Services, Inc.

235 West Galena Street, Milwaukee, Wisconsin 53212

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on (date) pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post- Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the of City of Boston and the Commonwealth of Massachusetts on the 3rd day of December, 2015.

GREEN CENTURY FUNDS

By:	/s/ Kristina A. Curtis
Kristina A. Curtis
President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on December 3, 2015.

Signature	Title

/s/ James H. Starr*	Independent Chairperson and Trustee
James H. Starr

/s/ Kristina A. Curtis	President and Chief Executive Officer
Kristina A. Curtis

/s/ Jonathan Darnell*	Trustee
Jonathan Darnell

/s/ Daniel Kern*	Trustee
Daniel Kern

/s/ Peter Kinder*	Trustee
Peter Kinder

Signature	Title

/s/ Laurie Moskowitz*	Trustee
Laurie Moskowitz

/s/ Bancroft R. Poor*	Trustee
Bancroft R. Poor

/s/ Mary Raftery*	Trustee
Mary Raftery

/s/ Wendy Wendlandt*	Trustee
Wendy Wendlandt

/s/ Douglas H. Phelps*	Trustee
Douglas H. Phelps

*By:	/s/ Kristina A. Curtis
Kristina A. Curtis Attorney-in-fact

*	Pursuant to Power of Attorney filed herewith.